S000009184 [Member] Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	303 Months Ended	667 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%		2.98%	10.55%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%		13.15%	14.29%
C000251059 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.88%		1.09%	8.55%
Performance Inception Date	[1]		Oct. 02, 2024
C000024954 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.43%)		(0.36%)	7.63%
Performance Inception Date	[1]						Oct. 16, 2000
C000024954 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.43%)		(2.12%)	4.06%
Performance Inception Date	[1]						Oct. 16, 2000
C000024954 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.85%)		(0.38%)	5.33%
Performance Inception Date	[1]						Oct. 16, 2000
C000024956 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.82%		0.08%	7.46%
Performance Inception Date	[1]						Oct. 16, 2000
C000024957 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.80%		1.07%	8.54%
Performance Inception Date	[1]							Jun. 10, 1970
C000122736 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.85%		1.11%	8.58%
Performance Inception Date	[1]					Nov. 08, 2012
C000122737 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.91%		1.15%	8.63%
Performance Inception Date	[1]					Nov. 08, 2012

[1]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.